UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	06/30

Date of reporting period:	9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund Schedule of Investments - (unaudited) September 30, 2008

Common Stocks - 95.69%	Shares	Value

Banks & Financial Services - 11.33%
E*TRADE Financial Corp. (a)	670,300	$ 1,876,840
Huntington Bancshares, Inc.	211,900	1,693,081
Northern Trust Corp.	30,500	2,202,100
Old National Bancorp.	130,000	2,602,600
Pacific Capital Bancorp	135,000	2,747,250
SEI Investments Co.	96,200	2,135,640
		13,257,511

Biological Products - 1.66%
Biogen Idec, Inc. (a)	38,600	1,941,194

Bituminous Coal & Lignite Surface Mining - 1.42%
Massey Energy Co.	46,500	1,658,655

Builders - 9.35%
M.D.C. Holdings, Inc.	44,200	1,617,278
Meritage Homes Corp. (a)	120,000	2,964,000
Pulte Homes, Inc.	121,400	1,695,958
Ryland Group, Inc.	65,100	1,726,452
Toll Brothers, Inc. (a)	116,200	2,931,726
		10,935,414

Communications - 3.74%
CenturyTel, Inc.	86,700	3,177,555
Tellabs, Inc. (a)	296,300	1,202,978
		4,380,533

Computer Related Services & Equipment - 13.47%
Check Point Software Technologies, Ltd. (a)	156,200	3,551,988
Citrix Systems, Inc. (a)	78,200	1,975,332
Computer Sciences Corp. (a)	51,200	2,054,656
Emulex Corp. (a)	119,500	1,275,065
Intuit, Inc. (a)	87,700	2,772,197
United Online, Inc.	207,400	1,951,634
VeriSign, Inc. (a)	83,800	2,185,504
		15,766,376

Crude Petroleum & Natural Gas - 2.37%
Forest Oil Corp. (a)	56,000	2,777,600

Drilling Oil & Gas Wells - 1.79%
Helmerich & Payne, Inc.	48,600	2,099,034

Electrical Components - 2.57%
Avnet, Inc. (a)	50,500	1,243,815
OmniVision Technologies, Inc. (a)	154,100	1,758,281
		3,002,096

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) September 30, 2008

Common Stocks - 95.69% - continued	Shares	Value

Entertainment - 2.35%
Marvel Entertainment, Inc. (a)	80,500	$ 2,748,270

Food & Beverage - 3.43%
Del Monte Foods Co.	193,900	1,512,420
Tyson Foods, Inc. - Class A	209,900	2,506,206
		4,018,626

Healthcare - 5.76%
Gentiva Health Services, Inc. (a)	90,500	2,438,070
Hill-Rom Holdings, Inc.	64,700	1,961,057
LifePoint Hospitals, Inc. (a)	73,000	2,346,220
		6,745,347

Industrial Organic Chemicals - 1.21%
NewMarket Corp.	27,000	1,419,120

Insurance - 3.87%
Aon Corp.	72,700	3,268,592
Lincoln National Corp.	29,500	1,262,895
		4,531,487

Miscellaneous Manufacturing Industries - 1.12%
Hillenbrand, Inc.	64,700	1,304,352

Oil - Field Services - 1.31%
Trinidad Drilling Ltd.	165,000	1,527,132

Personal Services - 6.63%
Equifax, Inc.	69,200	2,383,940
H&R Block, Inc.	135,200	3,048,760
Service Corporation International	278,700	2,329,932
		7,762,632

Pharmaceutical Goods - 6.50%
Biovail Corp.	197,300	1,927,621
King Pharmaceuticals, Inc. (a)	251,300	2,407,454
Watson Pharmaceuticals, Inc. (a)	114,800	3,271,800
		7,606,875

Plastic Products - 1.19%
Newell Rubbermaid, Inc.	81,000	1,398,060

Radiotelephone Communications - 2.31%
Leap Wireless International, Inc. (a)	70,900	2,701,290

Refuse Systems - 2.06%
Republic Services, Inc.	80,300	2,407,394

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) September 30, 2008

Common Stocks - 95.69% - continued	Shares	Value

Retail - 2.42%
Safeway, Inc.	119,300	$ 2,829,796

Semiconductors & Related Devices - 1.80%
Amkor Technology, Inc. (a)	330,800	2,107,196

Trucking - 1.30%
YRC Worldwide, Inc. (a)	126,900	1,517,724

Utility - 2.91%
TECO Energy, Inc.	216,400	3,403,972

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.82%
Patterson Companies, Inc. (a)	70,000	2,128,700

TOTAL COMMON STOCKS (Cost $116,924,466)		111,976,386

Real Estate Investment Trusts - 2.31%
Mid-America Apartment Communities, Inc.	55,000	2,702,700

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,795,823)		2,702,700

Money Market Securities - 2.13%
Federated Prime Obligations Fund - Institutional Shares, 2.83% (b)	2,487,142	2,487,142

TOTAL MONEY MARKET SECURITIES (Cost $2,487,142)		2,487,142

TOTAL INVESTMENTS (Cost $122,207,431) - 100.13%		$ 117,166,228

Libilities in excess of other assets - (0.13)%		(147,140)

TOTAL NET ASSETS - 100.00%		$ 117,019,088

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at September 30, 2008.

Tax Related
Gross unrealized appreciation	$ 10,294,055
Gross unrealized depreciation	(15,335,258)
Net unrealized depreciation	$ (5,041,203)

Aggregate cost of securities for income tax purposes	$ 122,207,431

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) September 30, 2008

Common Stocks - 19.93%	Shares	Value

Air Transportation, Scheduled - 1.51%
AMR Corp. (a)	57,000	$ 559,740
JetBlue Airways Corp. (a)	75,600	374,220
		933,960

Deep Sea Foreign Transportation of Freight - 2.64%
Arlington Tankers, Ltd.	36,900	567,522
Eagle Bulk Shipping, Inc.	44,500	620,330
Excel Maritime Carriers Ltd.	29,842	450,017
		1,637,869

Electric Services - 2.66%
Duke Energy Corp.	35,700	622,251
Great Plains Energy, Inc.	25,400	562,610
Pepco Holdings, Inc.	20,200	462,782
		1,647,643

Food & Beverage - 2.23%
B&G Foods, Inc.	41,000	549,400
ConAgra Foods, Inc.	42,700	830,942
		1,380,342

Gas & Other Services, Combined - 1.09%
Vectren Corp.	24,200	673,970

Motor Vehicles & Passenger Car Bodies - 0.57%
General Motors Corp. (a)	37,700	356,265

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.40%
RPM International, Inc.	44,900	868,366

Pharmaceutical Preparations - 5.06%
AstraZeneca PLC (b)	20,200	886,376
Bristol-Myers Squibb Co.	36,000	750,600
Eli Lilly & Co.	16,800	739,704
Pfizer, Inc.	41,400	763,416
		3,140,096

Rolling, Drawing and Extruding of Nonferrous Metals - 0.61%
RTI International Metals, Inc. (a)	19,500	381,420

Telephone Communications - 2.16%
AT&T, Inc.	23,500	656,120
Verizon Communications, Inc.	21,200	680,308
		1,336,428

TOTAL COMMON STOCKS (Cost $19,186,999)		12,356,359

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) September 30, 2008

Preferred Securities - 7.23%	Shares	Value

Preferred Securities - 6.03%
Citigroup Capital IX, 6.000%	45,000	$ 624,600
Dillards Capital Trust I, 7.500%	41,700	479,550
Freddie Mac - Series W, 5.660% (a)	50,000	62,500
Hillman Group Capital Trust, 11.600%	49,400	1,449,890
Western United Holding - Series A, 6.260% (a) (c) (i)	74,836	1,122,540
		3,739,080

Convertible Preferred Securities - 1.20%
Fannie Mae - Series 08-1, 8.750% (a)	17,200	41,968
Felcor Lodging Trust, Inc. - Series A, $1.95	57,400	703,150
		745,118

TOTAL PREFERRED SECURITIES (Cost $7,849,381)		4,484,198

Income Trusts - 4.24%

Oil Royalty Trusts - 2.24%
Harvest Energy Trust	35,000	591,500
Penn West Energy Trust	33,017	795,710
		1,387,210

Business Trusts - 2.00%
Keystone North America, Inc.	158,000	816,537
Sun Gro Horticulture Income Fund (a)	148,000	424,148
		1,240,685

TOTAL INCOME TRUSTS (Cost $3,931,598)		2,627,895

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) September 30, 2008

	Principal
Corporate Bonds - 46.75%	Amount	Value

Alltel Corp., 7.875%, 07/01/2032	$ 1,750,000	$ 1,745,625
American Airlines, Inc., 9.730%, 09/29/2014 (d) (i)	1,300,000	611,000
American International Group, Inc., 9.000%, 02/28/2028 (f) (i)	1,000,000	485,000
AMH Holdings, Inc., 0.000%, 03/01/2014 (f)	3,200,000	2,080,000
Amkor Technologies, Inc., 9.250%, 06/01/2016	1,600,000	1,352,000
Atlantic Express Transportation Corp., 9.961%, 04/15/2012 (f)	1,500,000	750,000
Bally Total Fitness Holding Corp., 13.000%, 07/15/2011	1,052,500	405,213
Bridgemill Finance LLC, 8.000%, 07/15/2017 (g)	1,400,000	1,330,000
CCH I LLC, 11.000%, 10/01/2015	1,761,000	1,171,065
Eurofresh, Inc., 11.500%, 01/15/2013 (g)	2,500,000	1,687,500
Evergreen International Aviation, Inc., 12.000%, 05/15/2010 (i)	1,000,000	1,000,000
Forster Drilling Corp., 10.000%, 01/15/2013 (g)	1,000,000	905,000
Intcomex, Inc., 11.750%, 01/15/2011	1,400,000	1,260,000
J.B. Poindexter & Co., 8.750%, 03/15/2014	2,000,000	1,370,000
Lehman Brothers Holdings, 8.500%, 05/23/2022 (e) (f)	1,000,000	130,000
Leiner Health Products, Inc., 11.000%, 06/01/2012 (e)	1,500,000	78,750
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,230,000
Mercer International, Inc., 9.250%, 02/15/2013	1,750,000	1,465,625
Morgan Stanley, 9.000%, 05/19/2028 (f) (i)	1,100,000	736,318
North Atlantic Trading Co. Inc., 10.000%, 03/01/2012 (g)	2,000,000	1,570,000
O&G Leasing, LLC, 9.250%, 01/15/2012 (g)	1,590,000	1,518,450
O&G Leasing, LLC, 9.250%, 05/15/2012 (g)	1,600,000	1,528,000
Plaza Land Condo Association, 8.000%, 10/15/2026 (g)	420,000	381,169
Ply Gem Industries, Inc., 9.000%, 02/15/2012	3,000,000	1,650,000
Rite Aid Corp., 9.500%, 06/15/2017	1,800,000	954,000
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,500,000	1,353,750
Ziff Davis Media, Inc., 9.239%, 05/01/2012 (e) (f) (i)	1,200,000	240,000

TOTAL CORPORATE BONDS (Cost $40,817,776)		28,988,465

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) September 30, 2008

	Principal
	Amount	Value

Convertible Corporate Bonds - 1.11%

Countrywide Financial Corp. 1.253%, 04/15/2037 (f)	$ 700,000	$ 689,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $677,354)		689,500

Reverse Convertible Corporate Bonds - 1.37%

SG Structured Products, 8.600%, 12/22/2008 convertible to iSHARES
S&P Midcap 400	1,000,000	849,000

TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $1,000,000)		849,000

Foreign Bonds Denominated in US Dollars - 16.09%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (g)	1,463,000	1,206,975
BNP Paribas, 9.250%, 10/26/2027 (f)	1,700,000	1,657,500
BSP Finance BV, 10.750%, 11/01/2011	800,000	752,000
Earls Eight Ltd., 6.500%, 12/31/2012 (f) (g) (i)	1,703,243	1,098,592
Fortis Bank Luxembourg Finance S.A., 7.500%, 04/06/2020 (f) (i)	1,000,000	922,500
Industrias Unidas, 11.500%, 11/15/2016 (g)	2,250,000	956,250
International Bank Recon and Development, 8.500%, 11/29/2027 (f)	1,200,000	1,177,500
Katanga Mining, Ltd., 14.000%, 11/30/2013	1,628,295	1,420,470
New Asat (Finance), Ltd., 9.250%, 02/01/2011	1,500,000	787,500

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $12,610,307)		9,979,287

Certificates of Deposit - 0.08%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h) (i)	250,000	22,600
Summit Securities CD, 8.50%, 12/26/2007 (a) (h) (i)	300,000	27,120

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		49,720

Mutual Funds - 4.73%	Shares

BlackRock Floating Rate Income Strategies Fund, Inc.	113,000	1,243,000

Fidelity Floating Rate High Income Fund	190,880	1,691,197

TOTAL MUTUAL FUNDS (Cost $3,603,889)		2,934,197

TOTAL INVESTMENTS (Cost $90,161,225) - 101.53%		$ 62,958,621

Liabilities in excess of cash and other assets - (1.53)%		(946,317)

TOTAL NET ASSETS - 100.00%		$ 62,012,304

(a) Non-income producing.
(b) American Depositary Receipt.
(c) As of September 30, 2008, subsidiary companies have filed bankruptcy.
(d) Asset-backed security.
(e) Issue is in default.
(f) Variable rate security; the rate shown represents the rate at September 30, 2008.
(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(h) As of September 30, 2008, company has filed bankruptcy. All interest and principal payments have been halted.
(i) This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation		$ 333,024
Gross unrealized depreciation		(27,535,628)
Net unrealized depreciation		$ (27,202,604)

Aggregate cost of securities for income tax purposes		$ 90,161,225

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) September 30, 2008

	Principal
Corporate Bonds - 6.56%	Amount	Value

American Airlines, Inc., 9.730%, 09/29/2014 (a) (f)	$ 200,000	$ 94,000
AMH Holdings, Inc., 0.000%, 03/01/2014 (b)	300,000	195,000
Evergreen International Aviation, Inc., 12.000%, 05/15/2010 (f)	260,000	260,000
Leiner Health Products, Inc., 11.000%, 06/01/2012 (d)	200,000	10,500
Mercer International, Inc., 9.250%, 02/15/2013	200,000	167,500
O&G Leasing, LLC, 15.000%, 05/15/2012 (c)	170,000	162,350
Ply Gem Industries, Inc., 9.000%, 02/15/2012	250,000	137,500

TOTAL CORPORATE BONDS (Cost $1,497,485)		1,026,850

Foreign Bonds Denominated in US Dollars - 0.54%

Industrias Unidas, 11.500%, 11/15/2016 (c)	200,000	85,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $186,612)		85,000

Exchange-Traded Funds - 67.86%	Shares

iShares Dow Jones U.S. Financial Sector Index Fund	2,100	145,824
iShares Dow Jones U.S. Healthcare Providers Index (e)	3,150	141,340
iShares Dow Jones U.S. Home Construction Index Fund	16,400	294,544
iShares Dow Jones U.S. Real Estate Index Fund	2,600	161,070
iShares Dow Jones U.S. Technology Sector Index Fund	6,200	294,066
iShares Dow Jones U.S. Transportation Average Index Fund	1,900	157,586
iShares Morningstar Mid Growth Index Fund	4,800	360,192
iShares MSCI Emerging Markets Index	12,000	410,040
iShares Nasdaq Biotechnology Index Fund	2,000	162,720
iShares Russell 2000 Growth Index Fund	5,600	395,920
iShares S&P 500 Value Index Fund	15,100	903,735
iShares S&P MidCap 400 Growth Index Fund	10,600	794,788
iShares S&P MidCap 400 Value Index Fund	12,500	858,750
iShares S&P North American Technology-Semiconductors Index Fund	3,400	137,836
iShares S&P SmallCap 600 Growth Index Fund	6,600	405,306
PowerShares DWA Technical Leaders Portfolio (e)	72,000	1,398,240
PowerShares QQQ	24,100	937,731
Rydex S&P Equal Weight Energy Fund	3,700	189,070
Rydex S&P Equal Weight Fund	46,800	1,775,124
SPDR KBW Bank Exchange Traded Fund	5,500	184,800
Vanguard FTSE All-World Ex-U.S. Index Fund	11,940	506,734

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,541,881)		10,615,416

Closed-End Mutual Funds - 3.23%

AllianceBernstein Global High Income Fund, Inc.	50,392	505,432

TOTAL CLOSED-END MUTUAL FUNDS (Cost $635,542)		505,432

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) September 30, 2008

Money Market Securities - 21.73%	Shares	Value

Federated Prime Obligations Fund - Institutional Shares, 2.83% (b)	3,399,279	$ 3,399,279

TOTAL MONEY MARKET SECURITIES (Cost $3,399,279)		3,399,279

TOTAL INVESTMENTS (Cost $18,260,799) - 99.92%		$ 15,631,977

Other assets less liabilities - 0.08%		11,903

TOTAL NET ASSETS - 100.00%		$ 15,643,880

(a) Asset -backed security.
(b) Variable rate security; the rate shown represents the coupon at September 30, 2008.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Issue is in default.
(e) Non-income producing.
(f) This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation		$ 40,352
Gross unrealized depreciation		(2,669,174)
Net unrealized depreciation		$ (2,628,822)

Aggregate cost of securities for income tax purposes		$ 18,260,799

*See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

September 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the IMS Capital Value Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 117,166,228	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 117,166,228	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the IMS Strategic Income Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 21,280,109	$ -
Level 2 – Other Significant Observable Inputs	$ 35,412,842	$-
Level 3 – Significant Unobservable Inputs	$ 6,265,670	$ -
Total	$ 62,958,621	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the IMS Strategic Income Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 06/30/2008	$ 8,323,169	$ -	$ -
Realized Gain (Loss)	$ (21,000)	* -	-
Change in unrealized appreciation (depreciation)	$ (1,019,797)	-	-
Net purchases (sales)	$ (747,827)	-	-
Transfers in and/or out of Level 3	$ (268,875)	-	-
Balance as of 09/30/2008	$ 6,265,670	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended September 30, 2008 for other financial instruments was $0.

The following is a summary of the inputs used to value the IMS Strategic Allocation Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 14,520,127	$ -
Level 2 – Other Significant Observable Inputs	$ 757,850	$ -
Level 3 – Significant Unobservable Inputs	$ 354,000	$ -
Total	$ 15,631,977	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the IMS Strategic Allocation Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 06/30/08	$ 358,000	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	$ (4,000)	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 09/30/2008	$ 354,000	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended September 30, 2008 for other financial instruments was $0.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/01/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/01/2008

By Chris Kashmerick

Chris Kashmerick, Treasurer

Date: 12/01/08